Debt (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at March 31, 2019 and December 31, 2018 were as follows:

	As at
	Mar 31, 2019	Dec 31, 2018
NIBC Bank Facility	7,110,000	7,465,000
CACIB Bank Facility	30,600,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility	85,008,027	92,131,594
Nordea/SEB Joint Bank Facility	84,546,805	86,371,847
ABN AMRO Revolving Facility	14,997,327	14,994,279
Total debt	222,262,159	232,262,720
Deferred finance fees	(3,510,261)	(3,908,472)
Net total debt	218,751,898	228,354,248
Current portion of long-term debt	22,617,892	24,217,892
Current portion of deferred finance fees	(1,308,745)	(1,383,349)
Total current portion of long-term debt	21,309,147	22,834,543
Non-current portion of long-term debt	197,442,751	205,519,705

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Mar 31, 2019
2019	16,963,419
2020	37,615,219
2021	25,372,029
2022	142,311,492
222,262,159